Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Issued debt instruments
Equity-linked	$ 60,303	$ 54,069
Rates-linked	26,324	23,641
Fixed-rate	11,627	14,250
Credit-linked	3,597	5,225
Commodity-linked	3,030	3,592
Other	8,913	7,131
of which: debt that contributes to total loss-absorbing capacity	6,366	4,934
Total debt issued designated at fair value	113,794	107,909
of which: issued by UBS AG standalone with original maturity greater than one year	$ 90,071	$ 82,491
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%